Long Term Liabilities - Additional Information (Detail)	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended								1 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Jan. 31, 2012 APUC CAD	Dec. 31, 2011 APUC CAD	Nov. 30, 2012 APUC Revolving Credit Facility CAD	Dec. 31, 2012 Algonquin Power Co CAD	Dec. 31, 2012 Algonquin Power Co 4.82% Senior Unsecured Notes CAD	Dec. 31, 2012 Algonquin Power Co 4.82% Senior Unsecured Notes Semi Annual Payment, First Payment	Dec. 31, 2012 Algonquin Power Co 4.82% Senior Unsecured Notes Semi Annual Payment, Second Payment	Jul. 25, 2011 Algonquin Power Co 5.5% Senior Unsecured Notes CAD	Dec. 31, 2012 Algonquin Power Co 5.5% Senior Unsecured Notes CAD	Dec. 31, 2011 Algonquin Power Co 5.5% Senior Unsecured Notes CAD	Dec. 31, 2012 Algonquin Power Co Before Amendment CAD	Dec. 31, 2012 Liberty Utilities USD ($)	Jul. 31, 2012 Liberty Utilities USD ($) Tranche	Jul. 31, 2012 Liberty Utilities CAD	Jul. 31, 2012 Liberty Utilities 3.51% Senior Unsecured Notes USD ($)	Dec. 31, 2012 Liberty Utilities 3.51% Senior Unsecured Notes USD ($)	Jul. 31, 2012 Liberty Utilities 4.49% Senior Unsecured Notes USD ($)	Dec. 31, 2012 Liberty Utilities 4.49% Senior Unsecured Notes USD ($)	Jul. 31, 2012 Liberty Utilities 4.89% Senior Unsecured Notes USD ($)	Dec. 31, 2012 Liberty Utilities 4.89% Senior Unsecured Notes USD ($)	Dec. 31, 2012 Liberty Utilities Granite State, Senior Unsecured Long-term Notes USD ($)	Jul. 31, 2012 Liberty Utilities Granite State, Senior Unsecured Long-term Notes Unsecured Debt One USD ($)	Jul. 31, 2012 Liberty Utilities Granite State, Senior Unsecured Long-term Notes Unsecured Debt Two USD ($)	Jul. 31, 2012 Liberty Utilities Granite State, Senior Unsecured Long-term Notes Unsecured Debt Three USD ($)	Jan. 31, 2012 Liberty Utilities Revolving Credit Facility USD ($)	Dec. 31, 2012 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes	Dec. 31, 2011 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes USD ($)	Dec. 31, 2011 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes CAD	Dec. 31, 2012 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.19% USD ($)	Dec. 31, 2011 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.19% USD ($)	Dec. 31, 2012 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.59% USD ($)	Dec. 31, 2011 Liberty Utilities California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.59% USD ($)	Mar. 14, 2013 Liberty Utilities Subsequent Event Revolving Credit Facility USD ($)	Mar. 14, 2013 Liberty Utilities Subsequent Event Senior Unsecured Notes USD ($)
Short And Long Term Debt [Line Items]
Debt instrument, face value							150,000,000			135,000,000	135,000,000	135,000,000			$ 225,000,000		$ 50,000,000	$ 50,000,000	$ 115,000,000	$ 115,000,000	$ 60,000,000	$ 60,000,000	$ 15,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000			$ 70,000,000		$ 45,000,000	$ 45,000,000	$ 25,000,000	$ 25,000,000		$ 15,000,000
Debt instrument, interest rate							4.82%			5.50%	5.50%	5.50%					3.51%	3.51%	4.49%	4.49%	4.89%	4.89%		7.37%	7.94%	7.30%					5.19%	5.19%	5.59%	5.59%		4.14%
Debt instrument, maturity date					Nov. 19, 2015		Feb. 15, 2021			Jul. 25, 2018	Jul. 25, 2018	Jul. 25, 2018					Jul. 31, 2017	Jul. 31, 2017	Aug. 01, 2022	Aug. 01, 2022	Jul. 30, 2027	Jul. 30, 2027		Nov. 01, 2023	Jul. 01, 2025	Jun. 15, 2028					Dec. 29, 2020	Dec. 29, 2020	Dec. 29, 2025	Dec. 29, 2025
Debt instrument sold, price terms							Sold at a price of $99.94 per $100.00 principal amount			Price of $998.28 per $1,000 principal amount of debenture
Debt instrument sold, price per principal amount							99.94			998.28
Debt instrument, semi annual cash interest payable date								--02-15	--08-15
Deferred finance costs	8,706,000	8,503,000					1,057,000			1,685,000						2,663,000														1,048,000
Maximum credit facility available						120,000,000							200,000,000
Credit facility maturity date						Nov. 16, 2015
Debt instrument, repayment terms							The notes are interest only, payable semi-annually in arrears.			The notes are interest only, payable semi-annually in arrears	The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears.					The notes are interest only, payable semi-annually.						The notes are interest only, payable semi-annually.					The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.
Debt instrument, installment commencing date										Jan. 25, 2012
Line of credit facility, maximum borrowing capacity					30,000,000	200,000,000								100,000,000													100,000,000								100,000,000
Revolving credit facility, terms																											3 years									10 years
Debt instrument, number of tranches															3	3
Revolving credit facility, effective date																											Jul. 03, 2013
Debt instrument, repayment terms																																The notes are interest only, payable semi-annually
Accrued Interest	329,752,000		3,255,000	4,482,000
Interest Paid	28,635,000	28,143,000	18,089,000	20,671,000